Property and Equipment - Schedule of Changes in Property and Equipment (Details) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Gross Balance [Member]
Schedule of Changes in Property and Equipment [Line Items]
Beginning Balance		$ 640,817		$ 622,564
Additions		16,354		24,751
Write-downs and sales of the year		(4,967)		(6,495)
Impairment	[2]	(2)	[1]	(3)
Total		652,202		640,817
Gross Balance [Member] | Land and Buildings [Member]
Schedule of Changes in Property and Equipment [Line Items]
Beginning Balance		322,766		316,968
Additions		7,369		10,277
Write-downs and sales of the year		(2,273)		(4,479)
Impairment	[2]		[1]
Total		327,862		322,766
Gross Balance [Member] | Equipment [Member]
Schedule of Changes in Property and Equipment [Line Items]
Beginning Balance		256,933		246,706
Additions		5,286		11,136
Write-downs and sales of the year		(1,075)		(906)
Impairment	[2]	(2)	[1]	(3)
Total		261,142		256,933
Gross Balance [Member] | Others [Member]
Schedule of Changes in Property and Equipment [Line Items]
Beginning Balance		61,118		58,890
Additions		3,699		3,338
Write-downs and sales of the year		(1,619)		(1,110)
Impairment	[2]		[1]
Total		63,198		61,118
Accumulated Depreciation [Member]
Schedule of Changes in Property and Equipment [Line Items]
Beginning Balance		(439,160)		(412,440)
Write-downs and sales of the year		4,203		3,673
Total		(463,129)		(439,160)
Accumulated Depreciation
Depreciation of the year	[3]	(28,172)		(30,393)
Ending Balance		189,073		201,657
Accumulated Depreciation [Member] | Land and Buildings [Member]
Schedule of Changes in Property and Equipment [Line Items]
Beginning Balance		(165,286)		(157,810)
Write-downs and sales of the year		1,879		1,819
Total		(173,132)		(165,286)
Accumulated Depreciation
Depreciation of the year	[3]	(9,725)		(9,295)
Ending Balance		154,730		157,480
Accumulated Depreciation [Member] | Equipment [Member]
Schedule of Changes in Property and Equipment [Line Items]
Beginning Balance		(221,083)		(203,136)
Write-downs and sales of the year		818		786
Total		(236,146)		(221,083)
Accumulated Depreciation
Depreciation of the year	[3]	(15,881)		(18,733)
Ending Balance		24,996		35,850
Accumulated Depreciation [Member] | Others [Member]
Schedule of Changes in Property and Equipment [Line Items]
Beginning Balance		(52,791)		(51,494)
Write-downs and sales of the year		1,506		1,068
Total		(53,851)		(52,791)
Accumulated Depreciation
Depreciation of the year	[3]	(2,566)		(2,365)
Ending Balance		$ 9,347		$ 8,327

[1]	Does not include provision for write-off of Property for Ch$1,119 million (Ch$1,751 million as of December 31, 2023).
[2]	See Note No. 38 Impairment of non-financial assets.
[3]	See Note No. 37 about Depreciation and Amortization.